Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (USD $) In Thousands, except Share data	Total USD ($)	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Redeemable convertible preferred stock [Member] USD ($)	Redeemable convertible preferred stock [Member] Series B Preferred Stock [Member] USD ($)	Redeemable convertible preferred stock [Member] Series C Preferred Stock [Member] USD ($)	Redeemable convertible preferred stock [Member] Series D Preferred Stock [Member] USD ($)	Redeemable convertible preferred stock [Member] Series E Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)
Temporary equity, beginning balance at Dec. 31, 2010						$ 30,453
Beginning balance at Dec. 31, 2010	(27,786)										1	56	(27,843)
Temporary equity, beginning balance, shares at Dec. 31, 2010						42,947,474
Beginning balance, shares at Dec. 31, 2010											719,957
Issuance of redeemable convertible preferred stock, value							2,016	8,053
Issuance of redeemable convertible preferred stock, shares							2,682,011	8,923,884
Stock-based compensation expense	80											80
Accretion of redeemable convertible preferred stock to redemption value	(53)					53						(53)
Net loss	(13,157)												(13,157)
Temporary equity, ending balance at Dec. 31, 2011						40,575
Ending balance at Dec. 31, 2011	(40,916)										1	83	(41,000)
Temporary equity, ending balance, shares at Dec. 31, 2011						54,553,369
Beginning balance, shares at Dec. 31, 2011											719,957
Issuance of redeemable convertible preferred stock, value								7,067	8,990
Issuance of redeemable convertible preferred stock, shares								7,808,400	6,653,988
Conversion of promissory notes and accrued interest to convertible preferred stock, value									6,086
Conversion of promissory notes and accrued interest to convertible preferred stock, shares									4,975,260
Issuance of common stock upon exercise of stock options, value	13											13
Issuance of common stock upon exercise of stock options, shares	16,069										16,069
Stock-based compensation expense	121											121
Accretion of redeemable convertible preferred stock to redemption value	(67)					67						(67)
Net loss	(13,880)												(13,880)
Temporary equity, ending balance at Dec. 31, 2012	62,785					62,785
Ending balance at Dec. 31, 2012	(54,729)										1	150	(54,880)
Temporary equity, ending balance, shares at Dec. 31, 2012	73,991,017	40,266,246	16,732,284	11,629,248		73,991,017
Ending balance, shares at Dec. 31, 2012											736,026
Issuance of redeemable convertible preferred stock, value									5,955	34,844
Repurchase and retirement of common stock, at cost											(6,635)
Issuance of redeemable convertible preferred stock, shares									4,381,914	16,110,473
Stock-based compensation expense	395											395
Accretion of redeemable convertible preferred stock to redemption value	(213)					213						(213)
Net loss	(14,027)												(14,027)
Temporary equity, ending balance at Dec. 31, 2013	103,797					103,797
Ending balance at Dec. 31, 2013	$ (68,574)										$ 1	$ 332	$ (68,907)
Temporary equity, ending balance, shares at Dec. 31, 2013	94,483,404	40,266,246	16,732,284	16,011,162	16,110,473	94,483,404
Ending balance, shares at Dec. 31, 2013											729,391